Summary of Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Net sales	$ 2,457,058	$ 2,847,417	$ 2,713,889	$ 2,167,168	$ 2,221,870	$ 2,603,226	$ 2,573,022	$ 2,136,344	$ 10,185,532	$ 9,534,462		$ 8,765,699
Gross profit	1,124,178	1,295,958	1,233,579	962,851	995,508	1,150,282	1,150,597	909,839	4,616,566	4,206,226	[1]	3,744,562
Net income	116,123	262,966	257,287	116,185	68,052	234,953	227,813	100,216	752,561	631,034		441,860
Net income per common share - basic (in dollars per share)	$ 1.16	$ 2.61	$ 2.51	$ 1.13	$ 0.66	$ 2.29	$ 2.23	$ 0.97	$ 7.41	$ 6.15		$ 4.22
Net income per common share - diluted (in dollars per share)	$ 1.14	$ 2.55	$ 2.46	$ 1.11	$ 0.65	$ 2.24	$ 2.17	$ 0.95	$ 7.26	$ 6.02		$ 4.14
Summary of Quarterly Results of Operations (Textual) [Abstract]
Increase in gross profit	14,938				28,724
Increase in gross profit, per share	$ 0.09				$ 0.17
Decrease in fourth quarter net income					49,163					49,163
Decrease in fourth quarter net income, per share					$ 0.47
Annual physical inventory adjustments in fourth quarter					29,488
Decrease in Selling, general and administrative expenses					$ 5,645
Decrease in Selling, general and administrative expenses per share					$ 0.03

[1]	Includes DOL Settlement of $49,163, net of tax (Cost of goods sold $16,000, Selling, general and administrative expenses $64,000 and tax benefit $30,837), or $.47 per share in the Year ended December 31, 2012.